Income Taxes (Details) - Company's effective tax rate	3 Months Ended
Dec. 31, 2020
Income Taxes
Statutory federal income tax rate	21.00%
Change in fair value of derivative warrant liabilities	(19.40%)
Financing costs - derivative warrent liabilities	(0.80%)
Change in valuation allowance	(0.80%)
Income tax provision expense	0.00%